As filed with the Securities and Exchange Commission on December 5, 2014

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 91	☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 5th day of December 2014.

TCW FUNDS, INC.
By:	/s/ Patrick W. Dennis
Patrick W. Dennis
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* /s/ Patrick C. Haden
Patrick C. Haden	Chairman and Director	December 5, 2014

/s/ David S. DeVito
David S. DeVito	Director and President (Chief Executive Officer)	December 5, 2014

* /s/ Samuel P. Bell
Samuel P. Bell	Director	December 5, 2014

* /s/ John A. Gavin
John A. Gavin	Director	December 5, 2014

* /s/ Janet E. Kerr
Janet E. Kerr	Director	December 5, 2014

* /s/ Peter McMillan
Peter McMillan	Director	December 5, 2014

* /s/ Charles A. Parker
Charles A. Parker	Director	December 5, 2014

* /s/ Victoria B. Rogers
Victoria B. Rogers	Director	December 5, 2014

* /s/ Marc I. Stern
Marc I. Stern	Director	December 5, 2014

* /s/ Andrew Tarica
Andrew Tarica	Director	December 5, 2014

/s/ Richard M. Villa
Richard M. Villa	Treasurer (Chief Financial and Officer)	December 5, 2014

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis

*	Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase